CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 400,465	$ 479,204
Cost of goods sold	233,453	191,493
Gross Profit	167,012	287,711
Operating expenses:
Selling expenses	62,269	112,439
General and administrative expenses	1,517,389	1,723,986
Total operating expenses	1,579,658	1,836,425
Loss from operations	(1,412,646)	(1,548,714)
Other income (expense)
Interest expense	(145,150)	(17,518)
Total other income (expense)	(145,150)	(17,518)
Loss before provision for income taxes	(1,557,796)	(1,566,232)
Provision for income taxes
Net loss	$ (1,557,796)	$ (1,566,232)
Weighted average shares outstanding Basic	27,585,344	20,783,006
Loss per share Basic	$ (0.06)	$ (0.08)